Mortgage Servicing Rights - Summary of Mortgage Servicing Rights (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Transfers and Servicing [Abstract]
Book value of mortgage servicing rights beginning of period	$ 2,231	$ 8,900
Additions from sale of loans	263	527
Book value removed from sale of servicing rights	(1,158)	(5,433)
Amortized to expense	(304)	(1,763)
Book value of mortgage servicing rights end of period	1,032	2,231
Fair value of mortgage servicing rights	1,942	6,934
Principal balance of mortgage loans serviced for others not reported as assets	552,989	986,192
Custodial escrows of serviced loans	$ 6,927	$ 8,794